SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Number of options
Outstanding at January 1, 2013	4,538,013
Granted	1,505,067
Exercised	(1,666,617)
Forfeited	(295,161)
Cancelled	(14,729)
Outstanding at December 31, 2013	4,066,573	4,538,013
Exercisable	1,273,420
Weighted average exercise price
Outstanding at January 1, 2013	$ 21.53
Outstanding at December 31, 2013	$ 22.37	$ 21.53
Weighted average exercise price of options exercisable	$ 23.10
Weighted-average remaining contractual term (in years)
Outstanding at December 31	4 years 5 months 16 days	4 years 3 months 22 days
Exercisable	3 years 1 month 13 days
Aggregate intrinsic value
Outstanding at January 1, 2013	$ 54,231
Outstanding at December 31, 2013	75,598	54,231
Exercisable	$ 22,742